UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2,   Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 9/30/13

Item 1.  Schedule of Investments.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 50.5%
	DEBT FUND - 3.0%
15,437	Direxion Daily 30-Year Treasury Bear 3x Shares *	$ 1,049,562

	LARGE CAP GROWTH - 29.6%
28,922	Direxion Daily S&P 500 Bull 3x Shares *	1,389,413
43,658	ProShares Ultra QQQ	3,500,935
163,324	ProShares UltraShort Dow30 *	5,494,219
		10,384,567
	SMALL CAP GROWTH - 2.0%
11,146	Direxion Daily Small Cap Bull 3x Shares *	699,077

	SPECIALTY FUNDS - 15.9%
63,613	iShares Dow Jones U.S. Telecommunications ETF	1,754,447
8,353	iShares Nasdaq Biotechnology ETF	1,750,789
26,288	iShares PHLX SOX Semiconductor ETF	1,752,095
3,100	ProShares Short VIX Short-Term Futures ETF *	325,934
		5,583,265

	TOTAL EXCHANGE TRADED FUNDS (Cost $17,796,080)	17,716,471

	MUTUAL FUNDS - 46.2%
	ASSET ALLOCATION FUNDS - 25.0%
179,862	Litman Gregory Masters Alternative Strategies Fund - Institutional Shares	2,027,044
480,490	Palmer Square Absolute Return Fund - Institutional Shares	4,824,124
184,500	PIMCO All Asset All Authority Fund - Institutional Shares	1,902,195
		8,753,363
	DEBT FUNDS - 6.2%
82,920	Guggenheim Macro Opportunities Fund - Institutional Shares	2,185,768

	EQUITY FUNDS - 15.0%
160,200	Calamos Market Neutral Income Fund - I Shares	2,048,958
313,267	Palmer Square SSI Alternative Income Fund - I Shares	3,204,724
		5,253,682

	TOTAL MUTUAL FUNDS (Cost $16,160,972)	16,192,813

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	SHORT-TERM INVESTMENTS - 20.0%
	MONEY MARKET FUND - 20.0%
7,019,914	Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.03% **	$ 7,019,914
	(Cost $7,019,914)

	TOTAL INVESTMENTS - 116.7% (Cost $40,976,966) (a)	$ 40,929,198
	OTHER ASSETS LESS LIABILITIES - NET - (16.7) %	(5,850,263)
	NET ASSETS - 100.0%	$ 35,078,935

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $41,313,640 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 288,985
	Unrealized depreciation:	(673,427)
	Net unrealized depreciation:	$ (384,442)

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 52.2%
	ASSET ALLOCATION FUNDS - 2.3%
20,000	PowerShares DB US Dollar Index Bullish Fund *	$ 432,600
5,131	ProShares UltraShort DJ-UBS Crude Oil *	155,213
33,346	ProShares UltraShort Euro *	591,891
		1,179,704
	DEBT FUNDS - 42.7%
116,087	Direxion Daily 20 + Year Treasury Bear 3x Shares *	7,892,755
14,228	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,615,163
43,184	iShares U.S. Preferred Stock ETF	1,640,992
41,007	Peritus High Yield ETF	2,108,580
30,340	ProShares Short High Yield *	925,522
18,500	ProShares UltraShort 20+ Year Treasury *	1,392,495
59,633	SPDR Blackstone / GSO Senior Loan ETF	2,970,916
41,413	SPDR Nuveen Barclays Municipal Bond ETF	945,873
15,752	Vanguard Intermediate-Term Bond ETF	1,315,292
18,698	Vanguard Long-Term Corporate Bond ETF	1,533,984
		22,341,572
	LARGE CAP GROWTH - 1.1%
10,789	Direxion Daily S&P 500 Bull 3x Shares *	518,304
2,163	ProShares UltraShort S&P500 *	79,036
		597,340
	SMALL CAP GROWTH - 2.0%
16,870	Direxion Daily Small Cap Bull 3x Shares *	1,058,086

	SPECIALTY FUNDS - 4.1%
55,289	Alerian MLP ETF	972,533
26,375	iShares Mortgage Real Estate Capped ETF	316,236
4,693	ProShares Short VIX Short-Term Futures ETF *	493,422
17,417	ProShares UltraShort Financials *	373,072
		2,155,263

	TOTAL EXCHANGE TRADED FUNDS (Cost $28,313,877)	27,331,965

	MUTUAL FUNDS - 23.8%
	ASSET ALLOCATION FUND - 3.4%
175,000	PIMCO All Asset All Authority Fund - Institutional Shares	1,804,255

	DEBT FUND - 11.8%
234,768	Guggenheim Macro Opportunities Fund - Institutional Shares	6,188,497

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	EQUITY FUNDS - 8.6%
100,000	Calamos Market Neutral Income Fund - I Shares	$ 1,279,000
313,361	Palmer Square SSI Alternative Income Fund - I Shares	3,205,686
		4,484,686

	TOTAL MUTUAL FUNDS (Cost $12,769,436)	12,477,438

Par Amount
	EXCHANGE TRADED NOTES - 23.0%
$ 2,606,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 7/24/14 *	3,006,399
2,172,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 7/24/14 *	2,505,619
6,000,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 9/3/15 *	6,557,400
	TOTAL EXCHANGE TRADED NOTES (Cost $11,959,014)	12,069,418

Shares
	SHORT-TERM INVESTMENTS - 8.0%
	MONEY MARKET FUND - 8.0%
4,166,548	Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.03% **	4,166,548
	(Cost $4,166,548)

	TOTAL INVESTMENTS - 107.0% (Cost $57,208,875) (a)	$ 56,045,369
	OTHER ASSETS LESS LIABILITIES - NET - (7.0) %	(3,661,177)
	NET ASSETS - 100.0%	$ 52,384,192

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $57,820,661 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 167,801
	Unrealized depreciation:	(1,943,093)
	Net unrealized depreciation:	$ (1,775,292)

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 90.6%
	DEBT FUNDS - 15.0%
15,394	iShares 1-3 Year Treasury Bond ETF	$ 1,300,177
8,707	ProShares UltraShort 20+ Year Treasury *	655,376
		1,955,553
	LARGE CAP GROWTH - 46.3%
43,016	Direxion Daily S&P 500 Bull 3x Shares *	2,066,489
16,270	ProShares Ultra QQQ	1,304,691
15,881	SPDR S&P 500 ETF Trust	2,669,596
		6,040,776
	MID CAP GROWTH - 9.9%
5,691	SPDR S&P MidCap 400 ETF Trust	1,288,044

	SMALL CAP GROWTH - 10.1%
12,423	iShares Russell 2000 ETF	1,324,540

	SPECIALTY FUNDS - 9.3%
11,604	ProShares Short VIX Short-Term Futures ETF *	1,220,045

	TOTAL EXCHANGE TRADED FUNDS (Cost $11,854,171)	11,828,958

	SHORT-TERM INVESTMENTS - 5.9%
	MONEY MARKET FUND - 5.9%
768,797	Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.03% **	768,797
	(Cost $768,797)

	TOTAL INVESTMENTS - 96.5% (Cost $12,622,968) (a)	$ 12,597,755
	OTHER ASSETS LESS LIABILITIES - NET - 3.5%	457,271
	NET ASSETS - 100.0%	$ 13,055,026

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,664,035 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 77,867
	Unrealized depreciation:	(144,147)
	Net unrealized depreciation:	$ (66,280)

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 46.8%
	ASSET ALLOCATION FUND - 1.0%
8,152	PowerShares DB US Dollar Index Bearish Fund *	$ 220,675

	DEBT FUNDS - 13.7%
29,005	iShares 1-3 Year Treasury Bond ETF	2,449,762
5,435	ProShares UltraShort 20+ Year Treasury *	409,768
		2,859,530
	MID CAP VALUE - 2.0%
6,820	iShares Russell Mid-Cap Value ETF	415,338

	SMALL CAP GROWTH - 8.1%
11,900	iShares Russell 2000 ETF	1,268,778
22,637	ProShares Short Russell2000 *	418,106
		1,686,884
	SPECIALTY FUNDS - 22.0%
1,955	iShares Nasdaq Biotechnology ETF	409,768
12,771	iShares PHLX SOX Semiconductor ETF	851,187
3,975	iShares U.S. Healthcare ETF	425,007
4,940	iShares U.S. Technology ETF	389,272
14,885	iShares U.S. Telecommunications ETF	410,528
16,081	Powershares QQQ Trust Series 1	1,267,987
9,950	SPDR Materials Select Sector Fund	417,900
6,397	SPDR S&P Oil & Gas Exploration & Production ETF	421,498
		4,593,147

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,699,866)	9,775,574

	MUTUAL FUNDS - 18.5%
	ASSET ALLOCATION FUNDS - 18.5%
91,106	Buffalo Flexible Income Fund	1,259,089
200,420	KCM Macro Trends Fund	2,597,437
	TOTAL MUTUAL FUNDS (Cost $3,572,981)	3,856,526

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Par Amount		Value
	EXCHANGE TRADED NOTES - 23.0%
$ 2,260,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 7/24/14 *	$ 2,607,238
2,000,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 9/3/15 *	2,185,800
	TOTAL EXCHANGE TRADED NOTES (Cost $4,672,153)	4,793,038
Shares
	SHORT-TERM INVESTMENTS - 10.0%
	MONEY MARKET FUND - 10.0%
2,094,908	Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.03% **	2,094,908
	(Cost $2,094,908)

	TOTAL INVESTMENTS - 98.3% (Cost $20,039,908) (a)	$ 20,520,046
	OTHER ASSETS LESS LIABILITIES - NET - 1.7%	363,959
	NET ASSETS - 100.0%	$ 20,884,005

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,578,753 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 325,390
	Unrealized depreciation:	(384,097)
	Net unrealized depreciation:	$ (58,707)

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

 If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Funds' investments measured at fair value:

PSI Market Neutral *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 17,716,471	$ -	$ -	$ 17,716,471
Mutual Funds	16,192,813	-	-	16,192,813
Short-Term Investments	7,019,914	-	-	7,019,914
Total	$ 40,929,198	$ -	$ -	$ 40,929,198

PSI Total Return *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 27,331,965	$ -	$ -	$ 27,331,965
Mutual Funds	12,477,438	-	-	12,477,438
Exchange Traded Notes	-	12,069,418	-	12,069,418
Short-Term Investments	4,166,548	-	-	4,166,548
Total	$ 43,975,951	$ 12,069,418	$ -	$ 56,045,369

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,828,958	$ -	$ -	$ 11,828,958
Short-Term Investments	768,797	-	-	768,797
Total	$ 12,597,755	$ -	$ -	$ 12,597,755

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,775,574	$ -	$ -	$ 9,775,574
Mutual Funds	3,856,526	-	-	3,856,526
Exchange Traded Notes	-	4,793,038	-	4,793,038
Short-Term Investments	2,094,908	-	-	2,094,908
Total	$ 15,727,008	$ 4,793,038	$ -	$ 20,520,046

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       11/27/13

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       11/27/13